Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014		May 31, 2013		May 31, 2012
Allowance For Doubtful Accounts [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Valuation Allowances And Reserves Beginning Balance	$ 94		$ 94		$ 97
Charged To Expenses	130		167		160
Deductions	143	[1]	167	[1]	163	[1]
Valuation Allowances And Reserves Ending Balance	81		94		94
Allowance For Revenue Adjustments [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Valuation Allowances And Reserves Beginning Balance	82		84		85
Charged To Other Accounts	626	[2]	573	[2]	570	[2]
Deductions	625	[3]	575	[3]	571	[3]
Valuation Allowances And Reserves Ending Balance	83		82		84
Inventory Valuation Allowance [Member]
Movement In Valuation Allowances And Reserves Roll Forward
Valuation Allowances And Reserves Beginning Balance	205		184		169
Charged To Expenses	20		24		15
Deductions	13		3
Valuation Allowances And Reserves Ending Balance	$ 212		$ 205		$ 184

[1]	(a) Uncollectible accounts written off, net of recoveries.
[2]	(b) Principally charged against revenue.
[3]	(c) Service failures, rebills and other.